Income Tax - Income tax provision (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current Income Tax Expense (Benefit)
Federal, Current						$ 0	$ 0
State, Current						0	0
Deferred Income Tax Expense (Benefit)
Federal, Deferred						95,552	110,058
State, Deferred						21,964	24,579
Income tax (benefit)/expense	$ (47,000)	$ 25,000		$ (88,000)	$ 77,000	$ 117,516	$ 134,637
Decarbonization Plus Acquisition Corporation Iii
Deferred Income Tax Expense (Benefit)
Federal, Deferred			$ (436,137)
Change in valuation allowance			$ 436,137